UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from December 1, 2007 to December 31, 2007

Commission File Number of issuing entity: 333-103862-02 CAPITAL ONE MULTI-ASSET EXECUTION TRUST (Exact name of issuing entity as specified in its charter) (Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 333-103862-01

CAPITAL ONE MASTER TRUST
(Exact name of issuing entity as specified in its charter)
(Issuing entity in respect of the COMT Collateral
Certificate)

Commission File Number of depositor: 333-103862

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

CAPITAL ONE BANK

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	New York (State or other jurisdiction of incorporation or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware E.A. Delle Donne Corporate Center 1011 Centre Road Wilmington, DE 19805-1266 (Address of principal executive offices of issuing entity)	c/o Capital One Bank Mail Stop 12017-0500 140 East Shore Drive Room 1071-B Glen Allen, VA 23060 (Address of principal executive offices of issuing entity)

201-593-6792 (Telephone number, including area code)	804-967-1000 (Telephone number, including area code)

Not Applicable (I.R.S. Employer Identification No.)	Not Applicable (I.R.S. Employer Identification No.)

N/A (Former name, former address, if changed since last report)	N/A (Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒  No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 2 – Industry Litigation

In November 2004, American Express filed an antitrust lawsuit (the “Amex lawsuit”) against MasterCard and Visa and several member banks and affiliated institutions alleging, among other things, that the defendants jointly and severally implemented and enforced illegal exclusionary agreements that prevented member banks from issuing American Express cards.  The complaint requests civil monetary damages, which could be trebled. Capital One Bank, Capital One Financial Corporation and Capital One, F.S.B. are named defendants in this lawsuit.   On November 7, 2007, Visa and American Express announced that they had agreed to settle their portion of the Amex lawsuit and that American Express would drop its claims against Visa and the remaining member banks of Visa and their affiliated institutions named in the lawsuit, including Capital One Financial Corporation, Capital One Bank and Capital One, F.S.B.  On December 12, 2007, Capital One Financial Corporation announced that it expects to take a charge of approximately $80 million in the fourth quarter of 2007 in connection with the settlement of the Amex lawsuit.

In 2007, a number of individual plaintiffs, each purporting to represent a class of cardholders, filed antitrust lawsuits in the United States District Court for the Northern District of California against several issuing banks, including Capital One Financial Corporation (the “In Re Late Fees Litigation”).  These lawsuits alleged, among other things, that the defendants conspired to fix the level of late fees and over-limit fees charged to cardholders, and that these fees are excessive.  The Court has granted defendants’ motion to dismiss, and plaintiffs’ amended complaint has been dismissed. Plaintiffs have indicated that they intend to appeal that order.

In connection with other pending Visa litigation, Capital One Financial Corporation has initiated a legal reserve of approximately $60 million for estimated possible damages, reflecting Capital One’s share of potential damages as a Visa member.

PART II – OTHER INFORMATION

ITEM 9 – Exhibits

Exhibit 99.1            Monthly Series 2002-CC Certificateholders’ Statement.

Exhibit 99.2            Card series Schedule to Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 9, 2008

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)

CAPITAL ONE MASTER TRUST
(Issuing Entity)

By: CAPITAL ONE BANK
(Servicer)

	By:	/s/ Pam Koch
Name: Pam Koch
Title: Vice President, Accounting